Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Composition of Assets Grouped by Major Classifications
a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2015	2014
Cost:
Land	$8,454	$8,821
Buildings	147,242	148,881
Leasehold improvements	2,289	2,114
Machinery and equipment	173,680	165,003
Computer equipment	28,304	28,329
Motor vehicles	235	247
Furniture, fixtures and office equipment	9,006	9,216
Advances for property and equipment	356	1,987

	369,566	364,598

Accumulated depreciation and impairment charges:
Buildings	$55,037	$52,615
Leasehold improvements	1,216	1,250
Machinery and equipment	125,484	124,484
Computer equipment	27,017	27,117
Motor vehicles	185	170
Furniture, fixtures and office equipment	7,582	7,546

	216,521	213,182

Depreciated cost	$153,045	$151,416